Income Taxes (Narrative) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 25, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
Effective Income Tax Rate Reconciliation, Percent		31.30%	35.00%	31.60%	33.90%		32.40%	35.90%	39.10%
Additional reduction to the state corporate income tax rate	1.60%
Reduction to the state corporate income tax rate	2.00%
Decrease in deferred taxes							$ 800,000
Tax benefit from temporary differences							$ 600,000
Statutory state income tax rate							6.38%
Percentage of qualifying production activity eligible for deduction							9.00%
Income tax expense (benefit) from qualifying production activity							$ 2,400,000.0	$ 0
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Effective Income Tax Rate Reconciliation, Percent		34.40%	36.10%	33.40%	34.10%		31.70%	35.60%	38.80%
Additional reduction to the state corporate income tax rate	1.60%
Reduction to the state corporate income tax rate	2.00%
Decrease in deferred taxes							$ 800,000
Tax benefit from temporary differences							$ 600,000
Statutory state income tax rate								6.38%
Percentage of qualifying production activity eligible for deduction							9.00%
Income tax expense (benefit) from qualifying production activity							$ 5,100,000.0	$ 1,700,000.0	$ 0
Scenario, Forecast [Member]
Entity Information [Line Items]
Statutory state income tax rate						6.13%
Scenario, Forecast [Member] | Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Statutory state income tax rate						6.13%